Risk management - Brazil - Expected losses based on prospective information (Details) - Brazil - Banco Santander (Brasil) S.A.	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Minimum period of irregular positions to consider significant increase in risk	30 days
Real State, Consigned and Financial portfolio
Credit risk
Minimum period of irregular positions to consider significant increase in risk	60 days
South America | Consumer loans
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	0.89%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.91%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	(0.82%)
Change in provision assuming 100bp increase in burden income rate (as a percent)	1.61%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(1.43%)
Change in provision assuming 100bp increase in interest rate (as a percent)	2.11%
South America | Corporate
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.66%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.49%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	1.56%
Change in provision assuming 100bp increase in burden income rate (as a percent)	0.69%
Change in provision assuming 100bp decrease in interest rate (as a percent)	0.55%
Change in provision assuming 100bp increase in interest rate (as a percent)	8.42%
South America | Rest
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	0.75%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.41%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	(0.43%)
Change in provision assuming 100bp increase in burden income rate (as a percent)	1.49%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(0.29%)
Change in provision assuming 100bp increase in interest rate (as a percent)	1.54%
South America | Pessimistic scenario
Credit risk
Interest rate (as a percent)		8.70%
Unemployment rate (as a percent)		16.48%
Housing price growth (as a percent)		(1.24%)
GDP growth (as a percent)		(1.40%)
Burden income (as a percent)		21.70%
Percentage of weightings associated with the macroeconomic scenarios	10.00%	10.00%	10.00%
South America | Base scenario
Credit risk
Interest rate (as a percent)		5.60%
Unemployment rate (as a percent)		9.58%
Housing price growth (as a percent)		2.69%
GDP growth (as a percent)		2.38%
Burden income (as a percent)		20.39%
Percentage of weightings associated with the macroeconomic scenarios	80.00%	80.00%	80.00%
South America | Optimistic scenario
Credit risk
Interest rate (as a percent)		4.45%
Unemployment rate (as a percent)		8.04%
Housing price growth (as a percent)		6.39%
GDP growth (as a percent)		4.41%
Burden income (as a percent)		19.02%
Percentage of weightings associated with the macroeconomic scenarios	10.00%	10.00%	10.00%